Dividends - Summary of Declared Dividends (Details) - USD ($) $ / shares in Units, $ in Millions					6 Months Ended
	Jul. 01, 2023	Jun. 15, 2023	Aug. 13, 2019	Sep. 20, 2016	Jun. 30, 2023	Jun. 30, 2022
Dividends Payable [Line Items]
Payments of Ordinary Dividends					$ 20.0
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Record Date		Jun. 15, 2023
Preferred Stock, Dividend Rate, Percentage		5.625%	5.625%		5.625%	5.625%
5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Record Date		Jun. 15, 2023
Preferred Stock, Dividend Rate, Percentage		5.95%			5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Record Date		Jun. 15, 2023
Preferred Stock, Dividend Rate, Percentage		5.625%		5.625%	5.625%	5.625%
Subsequent Event | 5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Dividend, in usd per share	$ 351.56
Payable Date	Jul. 01, 2023
Depositary share dividend	$ 0.35156
Depositary share interest of 1/1000th in each 5.625%	0.001%
Subsequent Event | 5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Dividend, in usd per share	$ 0.3719
Payable Date	Jul. 01, 2023
Subsequent Event | 5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Dividend, in usd per share	$ 0.3516
Payable Date	Jul. 01, 2023